SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Treasury shares acquired (in shares)		625,000	1,107,328	400,000
Treasury stock, purchase price		$ 5,737	$ 8,357	$ 3,273
Treasury shares held (in shares)		1,787,328	1,562,328	705,000
Exercised (in shares)	400,000	400,000	250,000	450,000
Distributions to shareholders		$ 239,900	$ 100,000	$ 471,700
Dividends per share (in dollars per share)		$ 1.20	$ 0.50	$ 2.35
Common shares outstanding (in shares)		199,403,293	199,628,293	200,485,621
Accumulated earnings
Class of Stock [Line Items]
Loss on treasury shares distributed		$ 2,428	$ 1,150	$ 1,740
Distributions to shareholders		$ 239,913	$ 100,020	$ 291,284
2022 Share Buy-Back Program
Class of Stock [Line Items]
Treasury shares held (in shares)		1,732,328
2019 Share Buy-Back Program
Class of Stock [Line Items]
Treasury shares held (in shares)		55,000